BUSINESS COMBINATIONS - Acquisition of Clarice Technologies (Details) $ in Thousands, $ in Thousands		Jun. 22, 2020 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 05, 2019 ARS ($) shares	Mar. 14, 2019 USD ($)	May 14, 2015 USD ($) employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503		$ 69,060	$ 97,300
Cash paid	[1]		$ 161,107	[2]	$ 84,643	$ 103,978
Clarice
Disclosure of detailed information about business combination [line items]
Number of employees | employee									337
Total consideration paid net of cash and cash equivalents acquired									$ 20,184
Cash paid		$ 1,585						$ 3,135
Common stock, shares issued (in shares) | shares							7,654
Common stock, value, issued							$ 400
Payment for contingent consideration		$ 1,580

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[2]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.